Offerings - Offering: 1	Aug. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, reserved for issuance pursuant to the Registrant`s Amended and Restated 2020 Equity Incentive Plan
Amount Registered | shares	16,000,000
Proposed Maximum Offering Price per Unit	1.37
Maximum Aggregate Offering Price	$ 21,920,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,027.16
Offering Note
(1)    Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s Common Stock that become issuable under the 2020 Plan by reason of an event such as any stock split, stock dividend, recapitalization or similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock.

Represents 16,000,000 shares of Common Stock reserved for issuance pursuant to awards under the 2020 Plan.
Estimated in accordance with Rules (c) and (h) of Rule 457 of the Securities Act solely for the purposes of calculating the registration fee on the basis of $1.37 per share, which represents the average of the high and low price per share of the Registrant’s Common Stock on August 5, 2026, as reported on The Nasdaq Global Select Market.